Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Groups and measurement bases of financial assets and financial liabilities
B. Groups and measurement bases of financial assets and financial liabilities

	As of December 31, 2021
	Financial assets		Financial liabilities
	Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
	$ millions	$ millions	$ millions	$ millions
Current assets
Cash and cash equivalents	-	473	-	-
Short-term investments and deposits	-	91	-	-
Trade receivables	-	1,418	-	-
Other receivables	-	45	-	-
Foreign currency derivative designated as economic hedge	23	-	-	-
Marine transport derivative designated as economic hedge	2	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	23	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	97	-	-	-
Other non-current asset	-	14	-	-
Total financial assets	145	2,041	-	-
Current liabilities
Short term debt	-	-	-	(577)
Trade payables	-	-	-	(1,064)
Other current liabilities	-	-	-	(153)
Foreign currency derivative designated as economic hedge	-	-	(3)	-
Non-current liabilities
Long term debt and debentures	-	-	-	(2,436)
Interest derivative instruments designated as economic hedge	-	-	(7)	-
Other non- current liabilities	-	-	-	(49)
Total financial liabilities	-	-	(10)	(4,279)
Total financial instruments, net	145	2,041	(10)	(4,279)

As of December 31, 2020
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Current assets
Cash and cash equivalents	-	-	214	-	-
Short-term investments and deposits	-	-	100	-	-
Trade receivables	-	-	883	-	-
Other receivables	-	-	122	-	-
Investments at fair value through other comprehensive income	-	53	-	-	-
Foreign currency and interest derivative designated as economic hedge	24	-	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	115	-	-	-	-
Investments at fair value through other comprehensive income	-	83	-	-	-
Other non-current asset	-	-	8	-	-
Total financial assets	139	136	1,327	-	-
Current liabilities
Short term debt	-	-	-	-	(679)
Trade payables	-	-	-	-	(740)
Other current liabilities	-	-	-	-	(156)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(42)	-
Energy and marine transport derivative designated as economic hedge	-	-	-	(1)	-
Non-current liabilities
Long term debt and debentures	-	-	-	-	(2,053)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(13)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	-	(28)	-
Other non- current liabilities	-	-	-	-	(53)
Total financial liabilities	-	-	-	(84)	(3,681)
Total financial instruments, net	139	136	1,327	(84)	(3,681)

Maximum credit exposure
(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As of December 31
Carrying amount ($ millions)
2021	2020

Cash and cash equivalents	473	214
Short term investments and deposits	91	100
Trade receivables	1,418	883
Other receivables	45	122
Derivatives	145	139
Other non-current assets	14	8
	2,186	1,466

Maximum credit exposure by geographical region
The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As of December 31
Carrying amount ($ millions)
2021	2020

Asia	440	258
Europe	362	330
South America	306	68
North America	193	144
Israel	95	67
Other	22	16
	1,418	883

Aging of debts and impairment losses

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As of December 31
2021		2020
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	1,313	(1)	788	-
Past due up to 3 months	82	-	58	-
Past due 3 to 12 months	23	(2)	7	(1)
Past due over 12 months	9	(6)	40	(9)
	1,427	(9)	893	(10)

Allowance of doubtful accounts
(3) Aging of debts and impairment losses (cont'd)

The movement in the allowance for doubtful accounts during the year was as follows:

2021	2020
$ millions	$ millions

Balance as of January 1	10	3
Additional allowance	(3)	5
Reversals	(2)	-
Changes due to translation differences	4	2
Balance as of December 31	9	10

Liquidity risk
The following are the contractual maturities of financial liabilities, including estimated interest payments:

As of December 31, 2021
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	327	329	-	-	-
Trade payables	1,064	1,064	-	-	-
Other current liabilities	153	153	-	-	-
Long-term debt, debentures and others	2,735	352	1,003	799	1,532
	4,279	1,898	1,003	799	1,532
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	10	3	-	7	-

As of December 31, 2020
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	296	299	-	-	-
Trade payables	740	740	-	-	-
Other current liabilities	156	156	-	-	-
Long-term debt, debentures and others	2,489	489	529	859	1,559
	3,681	1,684	529	859	1,559
Financial liabilities – derivative instruments utilized for economic hedging
Foreign currency and interest derivative designated as economic hedge	55	42	-	-	13
Energy and marine transport derivative designated as economic hedge	1	1	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	28	-	-	-	28
	84	43	-	-	41

Interest rate profile
(a) Interest Rate Profile

Set forth below are details regarding the type of interest on the Company’s non-derivative interest‑bearing financial instruments:

As of December 31
2021	2020
$ millions	$ millions

Fixed rate instruments
Financial assets	338	165
Financial liabilities	(2,466)	(2,450)
	(2,128)	(2,285)
Variable rate instruments
Financial assets	36	223
Financial liabilities	(562)	(296)
	(526)	(73)

Sensitivity analysis for variable rate instruments
(c) Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As of December 31, 2021
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions	$ millions	$ millions	$ millions

SWAP instruments
Changes in U.S. Dollar interest	(32)	(16)	15	29
Changes in Israeli Shekel interest	39	19	(18)	(35)

Terms of derivative financial instruments used to hedge interest risk
(d) Terms of derivative financial instruments used to hedge interest risk

As of December 31, 2021
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S. Dollar
SWAP contracts from variable interest to fixed interest	(7)	150	2024	2.47-2.6%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	119	579	2034	2.4-4.47%

As of December 31, 2020
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S. Dollar
SWAP contracts from variable interest to fixed interest	(13)	150	2024	2.47%-2.60%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	87	701	2034	2.40%-4.47%
GBP
SWAP contracts from variable USD interest to fixed GBP interest.	5	63	18/05/2021	1-month libor
Euro
SWAP contracts from variable USD interest to fixed EUR interest	(41)	324	19/05/2021	1-month libor

Sensitivity analysis non-derivative financial instruments
(a) Sensitivity analysis

A 10% increase at the rate of the US$ against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As of December 31
Impact on profit (loss)
2021	2020
$ millions	$ millions

Non-derivative financial instruments
U.S. Dollar/Euro	(80)	(96)
U.S. Dollar/Israeli Shekel	177	134
U.S. Dollar/British Pound	(1)	2
U.S. Dollar/Chinese Yuan	1	(1)
U.S. Dollar/Turkey Lira	-	(1)

A 10% decrease of the US$ against the above currencies as of December 31 would have the same effect but in the opposite direction.

Market risk sensitivity analysis
Presented hereunder is a sensitivity analysis of the Company’s foreign currency derivative instruments as of December 31, 2021. Any change in the exchange rates of the principal currencies shown below would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As of December 31, 2021
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions	$ millions	$ millions	$ millions

U.S. Dollar/Israeli Shekel
Forward transactions	(48)	(25)	27	58
Options	(40)	(18)	25	55
SWAP	(69)	(36)	40	85

Euro/ U.S. Dollar
Forward transactions	22	11	(11)	(22)
Options	5	2	(3)	(6)

U.S Dollar/RMB
Forward transactions	(4)	(2)	3	5

Terms of derivative financial instruments used to economically hedge foreign currency risk

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As of December 31, 2021
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S. Dollar/Israeli Shekel	3	515	3.2
Euro/U.S. Dollar	4	240	1.2
U.S Dollar/Brazilian Real	(1)	37	5.4
U.S. Dollar/British Pound	-	16	1.4
U.S. Dollar/Chinese Yuan Renminbi	1	46	6.5
Other	-	23	-
Currency and interest SWAPs
U.S. Dollar/Israeli Shekel	119	579	3.7
Put options
U.S. Dollar/Israeli Shekel	14	660	3.2
Euro/U.S. Dollar	2	57	1.2
U.S. Dollar/Japanese Yen	-	4	109.7
U.S. Dollar/British Pound	-	12	1.4
Call options
U.S. Dollar/Israeli Shekel	(2)	660	3.2
Euro/U.S. Dollar	-	57	1.2
U.S. Dollar/Japanese Yen	-	4	109.7
U.S. Dollar/British Pound	-	12	1.4
As of December 31, 2020
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S. Dollar/Israeli Shekel	8	377	3.2
Euro/U.S. Dollar	-	150	1.2
U.S. Dollar/British Pound	-	27	1.4
U.S. Dollar/Chinese Yuan Renminbi	-	23	6.6
Other	-	53	-
Currency and interest SWAPs
U.S. Dollar/Israeli Shekel	87	701	3.7
Euro/U.S. Dollar	(41)	324	1.1
U.S. Dollar/British Pound	5	63	1.3
Put options
U.S. Dollar/Israeli Shekel	13	400	3.3
Euro/U.S. Dollar	-	47	1.2
U.S. Dollar/Japanese Yen	-	2	107
U.S. Dollar/British Pound	-	10	1.3
Call options
U.S. Dollar/Israeli Shekel	(1)	380	3.3
Euro/U.S. Dollar	(2)	47	1.2
U.S. Dollar/Japanese Yen	-	2	107
U.S. Dollar/British Pound	-	10	1.3

Linkage terms of monetary balances
(c) Linkage terms of monetary balances – in millions of Dollars

As of December 31, 2021
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	89	23	5	3	76	263	14	473
Short term investments and deposits	86	-	-	-	-	3	2	91
Trade receivables	684	260	41	82	222	91	38	1,418
Other receivables	2	22	1	19	1	-	-	45
Other non-current assets	4	4	-	-	5	-	1	14
Total financial assets	865	309	47	104	304	357	55	2,041
Short-term debt	196	92	12	184	41	52	-	577
Trade payables	210	216	28	410	103	91	6	1,064
Other current liabilities	33	73	4	18	10	15		153
Long term debt, debentures and others	1,161	499	21	635	51	67	2	2,436
Other non-current liabilities	1	46	-	-	2	-	-	49
Total financial liabilities	1,601	926	65	1,247	207	225	8	4,279
Total non-derivative financial instruments, net	(736)	(617)	(18)	(1,143)	97	132	47	(2,238)
Derivative instruments:
Forward transactions	-	240	16	515	37	46	23	877
Cylinder	-	57	12	660	-	-	4	733
SWAPS – U.S. Dollar into Israeli Shekel	-	-	-	579	-	-	-	579
Total derivative instruments	-	297	28	1,754	37	46	27	2,189
Net exposure	(736)	(320)	10	611	134	178	74	(49)

As of December 31, 2020
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	114	13	5	2	6	60	14	214
Short term investments and deposits	88	5	-	-	-	4	3	100
Trade receivables	454	227	35	58	21	51	37	883
Other receivables	72	41	-	7	-	-	2	122
Investments at fair value through other comprehensive income	-	-	-	-	-	136	-	136
Other non-current assets	1	3	-	-	4	-	-	8
Total financial assets	729	289	40	67	31	251	56	1,463
Short-term debt	267	70	85	181	7	68	1	679
Trade payables	145	163	21	326	11	66	8	740
Other current liabilities	41	68	4	17	-	26		156
Long term debt, debentures and others	1,211	36	22	716	2	60	6	2,053
Other non-current liabilities	2	51	-	-	-	-	-	53
Total financial liabilities	1,666	388	132	1,240	20	220	15	3,681
Total non-derivative financial instruments, net	(937)	(99)	(92)	(1,173)	11	31	41	(2,218)
Derivative instruments:
Forward transactions	-	150	27	377	15	23	38	630
Cylinder	-	47	10	400	20	-	2	479
SWAPS – U.S. Dollar into Israeli Shekel	-	-	-	701	-	-	-	701
SWAPS – U.S. Dollar into Euro	-	324	-	-	-	-	-	324
SWAPS – U.S. Dollar into British Pound	-	-	63	-	-	-	-	63
Total derivative instruments	-	521	100	1,478	35	23	40	2,197
Net exposure	(937)	422	8	305	46	54	81	(21)

Fair value of financial instruments
The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As of December 31, 2021		As of December 31, 2020
Carrying amount	Fair value	Carrying amount	Fair value
$ millions	$ millions	$ millions	$ millions

Loans bearing fixed interest (1)	407	408	89	96
Debentures bearing fixed interest
Marketable (2)	1,524	1,730	1,625	1,870
Non-marketable (3)	195	208	281	296
	2,126	2,346	1,995	2,262

(1)

The fair value of the Shekel, Euro, Brazilian Real and Yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2021, for the Shekel, Euro Brazilian Real and Yuan loans was 1.5%, 1.2%, 13% and 4%, respectively (December 31, 2020, for the Shekel, Euro and Yuan loans 1.6%, 1.4%, and 5.1%, respectively).

(2)	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3)
The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2021, was 2.5% (December 31, 2020 – 2.6%).

Hierarchy of fair value
The following levels were defined:

Level 1: Quoted (unadjusted) prices in an active market for identical instruments

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Level 1	As of December 31, 2021	As of December 31, 2020
	$ millions	$ millions

Investments at fair value through other comprehensive income	-	136

Level 2	As of December 31, 2021	As of December 31, 2020
	$ millions	$ millions

Derivatives designated as economic hedge, net	15	(32)
Derivatives designated as cash flow hedge, net	120	87
	135	55